Note 1 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended			12 Months Ended								1 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Customer 1 [Member] Customer Concentration Risk [Member] Sales Revenue, Goods, Net [Member]	Dec. 31, 2012 Customer 1 [Member] Customer Concentration Risk [Member] Sales Revenue, Goods, Net [Member]	Dec. 31, 2013 Customer 1 [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2012 Customer 1 [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2013 Customer 2 [Member] Customer Concentration Risk [Member] Sales Revenue, Goods, Net [Member]	Dec. 31, 2012 Customer 2 [Member] Customer Concentration Risk [Member] Sales Revenue, Goods, Net [Member]	Dec. 31, 2013 Customer 2 [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2012 Customer 2 [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Mar. 17, 2014 Subsequent Event [Member] Unsecured 18% Convertible Promissory Notes [Member]	Mar. 17, 2014 Subsequent Event [Member]	Dec. 31, 2013 Machinery and Equipment [Member]	Dec. 31, 2013 Office Equipment [Member]	Dec. 31, 2013 Furniture and Fixtures [Member]	Dec. 31, 2013 Vehicles [Member]	Dec. 31, 2013 Software Development [Member]	Dec. 31, 2013 Sales Revenue, Goods, Net [Member]	Dec. 31, 2013 Accounts Receivable [Member]	Dec. 31, 2013 Patents [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value (in Dollars)	$ 182,315	$ 70,325	$ 3,909,383
Working Capital Deficit (in Dollars)	1,700,118
Proceeds from Issuance of Private Placement (in Dollars)	626,188												9,280,000
Proceeds from Convertible Debt (in Dollars)												815,000
Debt Instrument, Interest Rate, Stated Percentage												18.00%
Number of Major Customers																			2	2
Concentration Risk, Percentage				28.00%	20.00%	10.00%	6.00%	22.00%	29.00%	11.00%	35.00%
Accounts Receivable, Length of Collection Period	60 days
Property, Plant and Equipment, Useful Life														3 years	3 years	3 years	3 years	2 years
Finite-Lived Intangible Asset, Useful Life	11 years 146 days																				11 years 146 days
Notes Payable, Related Parties (in Dollars)	5,372,743	5,372,743
Related Party Transaction, Rate	6.00%
Notes Payable, Fair Value Disclosure (in Dollars)	$ 4,653,780	$ 4,545,620
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	18,991,971	15,162,069
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years